UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6398

Fidelity New York Municipal Trust II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	April 30, 2007

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® New York Municipal
Money Market Fund

April 30, 2007

1.800344.103

NFS-QTLY-0607

Investments April 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 92.7%
	Principal Amount	Value
New York - 84.7%
Albany City School District BAN 4.5% 6/29/07	$ 83,704,000	$ 83,810,911
Amherst BAN 4% 12/27/07	7,500,000	7,522,846
Chemung County Indl. Dev. Agcy. Indl. Dev. Rev.:
(McWane, Inc. Proj.) Series 1992 A, 4.12%, LOC Regions Bank of Alabama, VRDN (a)(b)	615,000	615,000
(Med. Mgmt. & Rehabilitation Svc. 2nd Prog. Trayer, Inc. Proj.) Series A, 4.1%, LOC HSBC Bank USA, VRDN (a)(b)	2,440,000	2,440,000
Deer Park Union Free School District TAN 4.5% 6/27/07	13,000,000	13,014,090
East Islip Unified School District TAN 4.5% 6/29/07	11,000,000	11,012,320
East Rochester Hsg. Auth. Rev. (Daniels Creek at Baytowne Proj.) 4.02%, LOC HSBC Bank USA, VRDN (a)(b)	6,535,000	6,535,000
Erie County Tobacco Asset Securitization Corp. Participating VRDN Series PA 1339, 3.97% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	16,400,000	16,400,000
Hudson Yards Infrastructure Corp. Participating VRDN Series EGL 07 0030, 3.97% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(d)	70,000,000	70,000,000
Lancaster Indl. Dev. Agcy. Civic Facilities Rev. (Greenfield Manor Proj.) 3.83%, LOC Manufacturers & Traders Trust Co., VRDN (a)	4,185,000	4,185,000
Liberty Dev. Corp. Rev. Participating VRDN:
Series Austin 05 Q, 3.96% (Liquidity Facility Bank of America NA) (a)(d)	39,145,000	39,145,000
Series GS 06 41TP, 3.95% (Liquidity Facility Wells Fargo & Co.) (a)(d)	8,065,000	8,065,000
Series MS 06 1451, 3.96% (Liquidity Facility Morgan Stanley) (a)(d)	18,640,000	18,640,000
Series PT 3654, 3.96% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	10,160,000	10,160,000
Series PT 3843, 3.97% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	2,360,000	2,360,000
Series PT 3952, 3.96% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	11,690,000	11,690,000
Long Island Pwr. Auth. Participating VRDN:
Series EGL 720050013 Class A, 3.98% (Liquidity Facility Citibank NA) (a)(d)	8,275,000	8,275,000
Series MS 06 1647, 3.96% (Liquidity Facility Morgan Stanley) (a)(d)	15,175,000	15,175,000
Metropolitan Trans. Auth. Dedicated Tax Fund Participating VRDN:
Series EGL 01 3205 Class A, 3.98% (Liquidity Facility Citibank NA) (a)(d)	9,565,000	9,565,000
Series EGL 02 6007 Class A, 3.98% (Liquidity Facility Citibank NA) (a)(d)	9,840,000	9,840,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
Metropolitan Trans. Auth. Dedicated Tax Fund Participating VRDN: - continued
Series EGL 06 0133, 3.98% (Liquidity Facility Citibank NA) (a)(d)	$ 27,980,000	$ 27,980,000
Series EGL 06 0147, 3.98% (Liquidity Facility Citibank NA) (a)(d)	9,105,000	9,105,000
Series EGL 98 3203, 3.98% (Liquidity Facility Citibank NA) (a)(d)	6,700,000	6,700,000
Series PA 1098, 3.96% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	10,400,000	10,400,000
Metropolitan Trans. Auth. Svc. Contract Rev. Participating VRDN:
Series EGL 02 6000, Class A, 3.98% (Liquidity Facility Citibank NA) (a)(d)	8,100,000	8,100,000
Series PT 1439, 3.96% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	7,225,000	7,225,000
Series PT 1836, 3.96% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	9,775,000	9,775,000
Series PT 1967, 3.96% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	6,375,000	6,375,000
Monroe County Arpt. Auth. Arpt. Rev. Participating VRDN Series Putters 123, 3.99% (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)	8,965,000	8,965,000
Monroe County Indl. Dev. Agcy. Civic Facility Rev. (Action For Better Cmnty., Inc. Proj.) 4.02%, LOC Manufacturers & Traders Trust Co., VRDN (a)	2,065,000	2,065,000
Monroe County Indl. Dev. Agcy. Rev.:
(Advent Tool & Mold Proj.) Series 1990 D, 4.1%, LOC HSBC Bank USA, VRDN (a)(b)	580,000	580,000
(AJL Manufacturing Proj.) Series 1996 A, 4.13%, LOC Manufacturers & Traders Trust Co., VRDN (a)(b)	4,135,000	4,135,000
(Flower City Proj.) 4.08%, LOC KeyBank NA, VRDN (a)(b)	3,145,000	3,145,000
New York City Gen. Oblig.:
Bonds Series PT 2544, 3.55%, tender 10/11/07 (Liquidity Facility Dexia Cr. Local de France) (a)(d)(e)	16,365,000	16,365,000
Participating VRDN:
Series CRVS 05 22, 3.95% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(d)	10,450,000	10,450,000
Series LB 05 F6, 4% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(d)	9,212,000	9,212,000
Series LB 05 FP09, 4% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(d)	17,060,000	17,060,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York City Gen. Oblig.: - continued
Participating VRDN:
Series LB 05 FP10, 4% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(d)	$ 6,225,000	$ 6,225,000
Series LB 06 FP2, 4% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(d)	21,695,000	21,695,000
Series MT 377, 4% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	19,230,000	19,230,000
Series PA 1336, 3.97% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	15,050,000	15,050,000
Series PA 1363, 3.97% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	3,750,000	3,750,000
Series PT 2480, 3.97% (Liquidity Facility Dexia Cr. Local de France) (a)(d)	13,475,000	13,475,000
Series PT 3333, 3.97% (Liquidity Facility Dexia Cr. Local de France) (a)(d)	5,330,000	5,330,000
Series PT 3547, 3.96% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	18,520,000	18,520,000
Series PT 3844, 3.97% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	17,815,000	17,815,000
Series PT 3845, 3.97% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	29,130,000	29,130,000
Series PT 991, 3.95% (Liquidity Facility BNP Paribas SA) (a)(d)	10,000,000	10,000,000
Series Putters 1299, 3.96% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	5,355,000	5,355,000
Series Putters 1318, 3.96% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	1,935,000	1,935,000
Series Putters 1341, 3.96% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	1,820,000	1,820,000
Series Putters 647, 3.96% (Liquidity Facility JPMorgan Chase & Co.) (a)(d)	7,685,000	7,685,000
Series RobIns 17, Class F, 3.95% (Liquidity Facility Bank of New York, New York) (a)(d)	6,600,000	6,600,000
Series ROC 6081, 3.97% (Liquidity Facility Citigroup, Inc.) (a)(d)	8,010,000	8,010,000
Series ROC II R2138, 3.97% (Liquidity Facility Citigroup, Inc.) (a)(d)	6,720,000	6,720,000
New York City Hsg. Dev. Corp. Multi-family Hsg. Rev.:
(Bathgate Avenue Apartments Proj.) Series 2006 A, 3.93%, LOC KeyBank NA, VRDN (a)(b)	12,500,000	12,500,000
(Granite Terrace Apartments) Series A, 3.94%, LOC Citibank NA, VRDN (a)(b)	9,300,000	9,300,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York City Hsg. Dev. Corp. Multi-family Hsg. Rev.: - continued
(Intervale Gardens Apartments) Series A, 3.94%, LOC Citibank NA, VRDN (a)(b)	$ 8,100,000	$ 8,100,000
(Pitt Street Residence Proj.) Series A, 3.94%, LOC JPMorgan Chase Bank, VRDN (a)(b)	31,000,000	31,000,000
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev.:
(Brittany Dev. Proj.) Series A, 3.93%, LOC Fannie Mae, VRDN (a)(b)	3,500,000	3,500,000
(Morris Avenue Apartments Proj.) Series A, 3.95%, LOC Fannie Mae, VRDN (a)(b)	9,400,000	9,400,000
(One Columbus Place Dev. Proj.) Series A, 3.93%, LOC Fannie Mae, VRDN (a)(b)	20,000,000	20,000,000
(Progress of People Dev. Proj.) Series A, 3.95%, LOC Fannie Mae, VRDN (a)(b)	5,225,000	5,225,000
(Rivereast Apartments Proj.) Series A, 3.92%, LOC Freddie Mac, VRDN (a)(b)	50,000,000	50,000,000
(West 43rd Street Proj.) Series 1999 A, 3.93%, LOC Fannie Mae, VRDN (a)(b)	14,200,000	14,200,000
(West End Towers Proj.) Series 2004 A, 3.95%, LOC Fannie Mae, VRDN (a)(b)	61,285,000	61,285,000
New York City Hsg. Dev. Corp. Multi-family Rev.:
(15 East Clark Place Apts. Proj.) Series A, 3.93%, LOC JPMorgan Chase Bank, VRDN (a)(b)	5,800,000	5,800,000
(270 East Burnside Avenue Apartments) Series A, 3.93%, LOC HSBC Bank USA, VRDN (a)(b)	6,500,000	6,500,000
(Courtland Avenue Apts. Proj.) Series A, 3.95%, LOC KeyBank NA, VRDN (a)(b)	8,000,000	8,000,000
(Louis Nine Boulevard Apts. Proj.) Series A, 3.95%, LOC KeyBank NA, VRDN (a)(b)	4,500,000	4,500,000
(Manhattan Court Dev. Proj.) Series A, 3.94%, LOC Citibank NA, VRDN (a)(b)	13,530,000	13,530,000
(Nagle Courtyard Apts. Proj.) Series A, 3.93%, LOC Bank of America NA, VRDN (a)(b)	8,400,000	8,400,000
(Ogden Avenue Apts. Proj.) Series A, 3.93%, LOC Bank of America NA, VRDN (a)(b)	10,175,000	10,175,000
(State Renaissance Court Proj.) Series A, 3.92%, LOC Freddie Mac, VRDN (a)(b)	8,200,000	8,200,000
(West 48th Street Dev. Proj.) Series 2001 A, 3.93%, LOC Fannie Mae, VRDN (a)(b)	19,000,000	19,000,000
Series A:
3.93%, LOC HSBC Bank USA, VRDN (a)(b)	21,300,000	21,300,000
3.93%, LOC Landesbank Baden-Wuert, VRDN (a)(b)	51,600,000	51,600,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York City Hsg. Dev. Corp. Multi-family Rev.: - continued
Series A:
3.94%, LOC JPMorgan Chase Bank, VRDN (a)(b)	$ 10,740,000	$ 10,740,000
3.95%, LOC Bank of New York, New York, VRDN (a)(b)	11,000,000	11,000,000
3.95%, LOC HSBC Bank USA, VRDN (a)(b)	34,000,000	34,000,000
New York City Indl. Dev. Agcy. Civic Facility Rev.:
(Casa Proj.) Series 2000, 3.95%, LOC JPMorgan Chase Bank, VRDN (a)	3,600,000	3,600,000
(French Institute-Alliance Francaise de New York-Federation of French Alliances in the United States Proj.) 3.99%, LOC Manufacturers & Traders Trust Co., VRDN (a)	2,350,000	2,350,000
(Mercy College Proj.) Series A, 3.94%, LOC KeyBank NA, VRDN (a)	6,200,000	6,200,000
New York City Indl. Dev. Agcy. Indl. Dev. Rev. (Linear Ltg. Proj.) 4.09%, LOC Manufacturers & Traders Trust Co., VRDN (a)(b)	1,400,000	1,400,000
New York City Indl. Dev. Agcy. Rev. Participating VRDN Series EGL 06 0112, Class A 3.98% (Liquidity Facility Citibank NA) (a)(d)	6,190,000	6,190,000
New York City Indl. Dev. Agcy. Spl. Facilities Rev.:
Participating VRDN:
Series MT 189, 3.97% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(d)	8,200,000	8,200,000
Series MT 205, 3.97% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(d)	4,995,000	4,995,000
Series ROC II R474CE, 4.02% (Liquidity Facility Citibank NA) (a)(b)(d)	3,610,000	3,610,000
(Korean Air Proj.) Series A, 3.97%, LOC HSBC Bank USA, VRDN (a)(b)	24,700,000	24,700,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Participating VRDN:
Series EGL 04 33 Class A, 3.98% (Liquidity Facility Citibank NA) (a)(d)	1,925,000	1,925,000
Series EGL 04 37 Class A, 3.97% (Liquidity Facility Bayerische Landesbank (UNGTD)) (a)(d)	11,000,000	11,000,000
Series EGL 06 69 Class A, 3.97% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(d)	22,570,000	22,570,000
Series EGL 07 0035, 3.96% (Liquidity Facility Bayerische Landesbank (UNGTD)) (a)(d)	32,175,000	32,175,000
Series EGL 3207, 3.98% (Liquidity Facility Citibank NA) (a)(d)	12,900,000	12,900,000
Series Floaters 06 1329, 3.96% (Liquidity Facility Morgan Stanley) (a)(d)	7,300,000	7,300,000
Series Floaters 06 1351, 3.96% (Liquidity Facility Morgan Stanley) (a)(d)	27,930,000	27,930,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.: - continued
Participating VRDN:
Series Floaters 06 1352, 3.96% (Liquidity Facility Morgan Stanley) (a)(d)	$ 21,125,500	$ 21,125,500
Series MS 06 1470, 3.96% (Liquidity Facility Morgan Stanley) (a)(d)	7,500,000	7,500,000
Series MS 726X, 3.96% (Liquidity Facility Morgan Stanley) (a)(d)	6,500,000	6,500,000
Series PA 1022, 3.97% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	24,625,000	24,625,000
Series PA 523, 3.96% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	14,000,000	14,000,000
Series PA 921, 3.97% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	17,300,000	17,300,000
Series PT 06 3385, 3.96% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	6,320,000	6,320,000
Series PT 3401, 3.96% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	10,340,000	10,340,000
Series PT 3992, 3.96% (Liquidity Facility Wells Fargo & Co.) (a)(d)	9,995,000	9,995,000
Series Putters 499, 3.98% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	4,995,000	4,995,000
Series Putters 620, 3.96% (Liquidity Facility JPMorgan Chase & Co.) (a)(d)	7,820,000	7,820,000
Series Putters 622, 3.96% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	6,910,000	6,910,000
Series Putters 624, 3.96% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	1,695,000	1,695,000
Series Putters 998, 3.96% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	19,445,000	19,445,000
Series ROC II R 441, 3.97% (Liquidity Facility Citibank NA) (a)(d)	3,200,000	3,200,000
Series ROC II R406, 3.97% (Liquidity Facility Citibank NA) (a)(d)	41,000,000	41,000,000
Series 2005 A, 3.68% 9/6/07 (Liquidity Facility Bayerische Landesbank Girozentrale) (Liquidity Facility WestLB AG), CP	46,300,000	46,300,000
New York City Transitional Fin. Auth. Rev.:
Participating VRDN:
Series EGL 00 3203, 3.98% (Liquidity Facility Citibank NA) (a)(d)	7,000,000	7,000,000
Series EGL 00 3206 Class A, 3.98% (Liquidity Facility Citibank NA) (a)(d)	13,000,000	13,000,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York City Transitional Fin. Auth. Rev.: - continued
Participating VRDN:
Series EGL 01 3202 Class A, 3.98% (Liquidity Facility Citibank NA) (a)(d)	$ 3,300,000	$ 3,300,000
Series EGL 03 52 Class A, 3.98% (Liquidity Facility Citibank NA) (a)(d)	10,000,000	10,000,000
Series EGL 06 0149, 3.98% (Liquidity Facility Citibank NA) (a)(d)	10,500,000	10,500,000
Series EGL 07 0014, 3.96% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(d)	12,000,000	12,000,000
Series EGL 07 0019, 3.96% (Liquidity Facility Bayerische Landesbank (UNGTD)) (a)(d)	7,865,000	7,865,000
Series EGL 07 0024, 3.96% (Liquidity Facility Bayerische Landesbank (UNGTD)) (a)(d)	13,300,000	13,300,000
Series EGL 07 0029, 3.96% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(d)	29,450,000	29,450,000
Series MS 00 433, 3.96% (Liquidity Facility Morgan Stanley) (a)(d)	650,000	650,000
Series MS 06 1401, 3.96% (Liquidity Facility Morgan Stanley) (a)(d)	13,000,000	13,000,000
Series PA 536, 3.96% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	6,445,000	6,445,000
Series PT 1399, 3.96% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	19,145,000	19,145,000
Series PT 2018, 3.96% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	8,370,000	8,370,000
Series PT 2271, 3.96% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	5,460,000	5,460,000
Series Putters 1155, 3.96% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	15,940,000	15,940,000
Series Putters 129, 3.96% (Liquidity Facility JPMorgan Chase & Co.) (a)(d)	12,855,000	12,855,000
Series Putters 1741, 3.96% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	8,000,000	8,000,000
Series Putters 305, 3.96% (Liquidity Facility JPMorgan Chase & Co.) (a)(d)	9,890,000	9,890,000
Series Putters 307, 3.96% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	4,995,000	4,995,000
Series Putters 387, 3.96% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	20,905,000	20,905,000
Series Putters 628, 3.96% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	7,355,000	7,355,000
Series Putters 830, 3.96% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	40,000	40,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York City Transitional Fin. Auth. Rev.: - continued
Participating VRDN:
Series ROC II R1039, 3.97% (Liquidity Facility Citigroup, Inc.) (a)(d)	$ 5,790,000	$ 5,790,000
Series ROC II R3003, 3.97% (Liquidity Facility Citigroup, Inc.) (a)(d)	6,615,000	6,615,000
Series ROC II R4052, 3.97% (Liquidity Facility Citigroup, Inc.) (a)(d)	17,070,000	17,070,000
Series ROC II R4556, 3.97% (Liquidity Facility Citigroup, Inc.) (a)(d)	5,160,000	5,160,000
BAN 4.25% 6/29/07	21,800,000	21,821,205
New York Convention Ctr. Dev. Corp. Rev. Participating VRDN:
Series EGL 06 72 Class A, 3.97% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(d)	11,000,000	11,000,000
Series MACN 05 S, 3.96% (Liquidity Facility Bank of America NA) (a)(d)	9,995,000	9,995,000
Series Putters 1247Z, 3.96% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	7,195,000	7,195,000
New York Counties Tobacco Trust II Participating VRDN Series PA 1347, 3.97% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	29,085,000	29,085,000
New York Dorm. Auth. Participating VRDN Series ROC II R 656 CE, 3.97% (Liquidity Facility Citibank NA) (a)(d)	3,750,000	3,750,000
New York Dorm. Auth. Revs.:
Participating VRDN:
Series Clipper 07 15, 3.96% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(d)	17,220,000	17,220,000
Series EGL 03 2 Class A, 3.98% (Liquidity Facility Citibank NA) (a)(d)	4,720,000	4,720,000
Series EGL 06 25 Class A, 3.98% (Liquidity Facility Citibank NA) (a)(d)	6,500,000	6,500,000
Series EGL 07 0002, 3.98% (Liquidity Facility Citibank NA) (a)(d)	35,000,000	35,000,000
Series EGL 07 0003, 3.98% (Liquidity Facility Citibank NA) (a)(d)	30,560,000	30,560,000
Series Floaters 06 1417, 3.96% (Liquidity Facility Morgan Stanley) (a)(d)	15,275,000	15,275,000
Series Floaters 06 1418, 3.96% (Liquidity Facility Morgan Stanley) (a)(d)	33,135,000	33,135,000
Series Merlots 00 G, 3.99% (Liquidity Facility Wachovia Bank NA) (a)(d)	22,920,000	22,920,000
Series Merlots 00 X, 3.99% (Liquidity Facility Bank of New York, New York) (a)(d)	10,565,000	10,565,000
Series MS 06 1601, 3.96% (Liquidity Facility Morgan Stanley) (a)(d)	8,375,000	8,375,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York Dorm. Auth. Revs.: - continued
Participating VRDN:
Series MS 06 1602, 3.96% (Liquidity Facility Morgan Stanley) (a)(d)	$ 9,675,000	$ 9,675,000
Series PA 1088, 3.96% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	2,000,000	2,000,000
Series PA 1265, 3.96% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	15,000,000	15,000,000
Series PA 781R, 3.96% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	6,655,000	6,655,000
Series PT 2247, 3.96% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	5,160,000	5,160,000
Series Putters 1187, 3.96% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	8,545,000	8,545,000
Series Putters 588, 3.96% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	2,580,000	2,580,000
Series ROC II R 6053, 3.97% (Liquidity Facility Citigroup, Inc.) (a)(d)	6,265,000	6,265,000
Series ROC II R6052, 3.97% (Liquidity Facility Citigroup, Inc.) (a)(d)	4,180,000	4,180,000
(Interfaith Med. Ctr. Proj.) Bonds Series D, 5.4% 2/15/28 (Pre-Refunded to 2/15/08 @ 101.5) (c)	25,700,000	26,436,342
New York Hsg. Fin. Agcy. Rev.:
(101 West End Hsg. Proj.) 3.97%, LOC Fannie Mae, VRDN (a)(b)	5,000,000	5,000,000
(150 East 44th Street Proj.) Series A, 3.97%, LOC Fannie Mae, VRDN (a)(b)	6,200,000	6,200,000
(17th Street Proj.) Series A, 3.95%, LOC Landesbank Baden-Wuert, VRDN (a)(b)	76,900,000	76,900,000
(240 East 39th Street Hsg. Proj.) Series 1997 A, 3.93%, LOC Fannie Mae, VRDN (a)(b)	27,700,000	27,700,000
(250 West 93rd Street Hsg. Proj.) Series A, 3.97%, LOC Bank of America NA, VRDN (a)(b)	30,500,000	30,500,000
(350 West 43rd Street Proj.) Series 2001 A, 3.95%, LOC Landesbank Hessen-Thuringen, VRDN (a)(b)	5,600,000	5,600,000
(66 West 38th Street Proj.) Series A, 3.97%, LOC Fannie Mae, VRDN (a)(b)	26,500,000	26,500,000
(70 Battery Place Proj.) Series 1999 A, 3.93%, LOC Fannie Mae, VRDN (a)(b)	10,000,000	10,000,000
(750 Sixth Avenue Hsg. Proj.):
Series 1998 A, 3.93%, LOC Fannie Mae, VRDN (a)(b)	34,500,000	34,500,000
Series 1999 A, 3.93%, LOC Fannie Mae, VRDN (a)(b)	8,500,000	8,500,000
(Archstone Westbury Hsg. Proj.) Series A, 3.93%, LOC JPMorgan Chase Bank, VRDN (a)(b)	27,450,000	27,450,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York Hsg. Fin. Agcy. Rev.: - continued
(Biltmore Tower Hsg. Proj.) Series A, 3.93%, LOC Fannie Mae, VRDN (a)(b)	$ 43,300,000	$ 43,300,000
(Bowery Place Proj.) Series A, 3.96%, LOC Bank of America NA, VRDN (a)(b)	52,800,000	52,800,000
(Clinton Green North Hsg. Proj.):
Series 2006 A, 3.93%, LOC Bank of America NA, VRDN (a)(b)	43,000,000	43,000,000
Series A, 3.93%, LOC Bank of America NA, VRDN (a)(b)	98,000,000	98,000,000
(Clinton Green South Hsg. Proj.) Series A, 3.93%, LOC Bank of America NA, VRDN (a)(b)	60,000,000	60,000,000
(East 39th Street Hsg. Proj.):
Series 1999 A, 3.93%, LOC Fannie Mae, VRDN (a)(b)	30,700,000	30,700,000
Series 2000 A, 3.93%, LOC Fannie Mae, VRDN (a)(b)	7,000,000	7,000,000
(Kew Garden Hills Apts. Proj.) Series A, 3.92%, LOC Fannie Mae, VRDN (a)(b)	20,100,000	20,100,000
(Reverend Polite Avenue Apts. Proj.) Series A, 4.01%, LOC Manufacturers & Traders Trust Co., VRDN (a)(b)	16,000,000	16,000,000
(Sea Park West Hsg. Proj.) 4%, LOC Freddie Mac, VRDN (a)(b)	14,800,000	14,800,000
(Talleyrand Crescent Proj.) Series A, 3.92%, LOC Fannie Mae, VRDN (a)(b)	11,300,000	11,300,000
(Theatre Row Tower Hsg. Proj.) Series 2000 A, 3.93%, LOC Freddie Mac, VRDN (a)(b)	42,500,000	42,500,000
(Tower 31 Proj.) Series 2005 A, 3.95%, LOC Freddie Mac, VRDN (a)(b)	69,800,000	69,800,000
(West 20th Street Proj.) Series A, 3.89%, LOC Fannie Mae, VRDN (a)(b)	13,345,000	13,345,000
(West 23rd Street Proj.):
3.97%, LOC Fannie Mae, VRDN (a)(b)	11,600,000	11,600,000
3.97%, LOC Fannie Mae, VRDN (a)(b)	5,600,000	5,600,000
(West 38th Street Proj.) Series A, 3.97%, LOC Fannie Mae, VRDN (a)(b)	4,700,000	4,700,000
New York Metropolitan Transit Auth. Rev. Participating VRDN:
Series EGL 02 6028 Class A, 3.98% (Liquidity Facility Citibank NA) (a)(d)	5,145,000	5,145,000
Series EGL 03 37 Class A, 3.98% (Liquidity Facility Citibank NA) (a)(d)	7,235,000	7,235,000
Series EGL 06 0015, Class A, 3.98% (Liquidity Facility Citibank NA) (a)(d)	7,000,000	7,000,000
Series EGL 06 0114, 3.97% (Liquidity Facility Bayerische Landesbank (UNGTD)) (a)(d)	16,245,000	16,245,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York Metropolitan Transit Auth. Rev. Participating VRDN: - continued
Series EGL 06 0146, 3.98% (Liquidity Facility Citibank NA) (a)(d)	$ 28,000,000	$ 28,000,000
Series EGL 7053019 Class A, 3.97% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(d)	13,700,000	13,700,000
Series FRRI 02 F, 3.97% (Liquidity Facility Bank of New York, New York) (a)(d)	4,059,000	4,059,000
Series MS 862, 3.96% (Liquidity Facility Morgan Stanley) (a)(d)	4,660,000	4,660,000
Series PA 1036, 3.96% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	4,000,000	4,000,000
Series PA 1084, 3.96% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	8,665,000	8,665,000
Series PT 1103, 3.96% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	22,495,000	22,495,000
Series PT 1466, 3.96% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	5,635,000	5,635,000
Series Putters 1659, 3.96% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	6,790,000	6,790,000
Series Putters 1662, 3.96% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	11,335,000	11,335,000
Series ROC II R594PB, 3.97% (Liquidity Facility Deutsche Postbank AG) (a)(d)	6,795,000	6,795,000
New York Mtg. Agcy. Participating VRDN Series LB 06 K67, 4.03% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(d)	11,610,000	11,610,000
New York State Participating VRDN Series Clipper 07 03, 3.96% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(d)	10,000,000	10,000,000
New York State Dorm. Auth. Rev. Participating VRDN Series MT 409, 3.97% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	3,690,000	3,690,000
New York State Energy Research & Dev. Auth. Poll. Cont. Rev. Participating VRDN Series MS 181, 3.99% (Liquidity Facility Morgan Stanley) (a)(b)(d)	10,870,000	10,870,000
New York State Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Rev. Participating VRDN:
Series Merlots B20, 3.99% (Liquidity Facility Wachovia Bank NA) (a)(d)	5,320,000	5,320,000
Series PT 1424, 3.96% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	10,200,000	10,200,000
Series Putters 1372, 3.96% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	7,770,000	7,770,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York State Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Rev. Participating VRDN: - continued
Series Putters 611, 3.96% (Liquidity Facility JPMorgan Chase & Co.) (a)(d)	$ 2,620,000	$ 2,620,000
Series Putters 613, 3.96% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	8,125,000	8,125,000
Series ROC II R 859, 3.97% (Liquidity Facility Citibank NA) (a)(d)	4,000,000	4,000,000
Series Stars 07 24, 3.96% (Liquidity Facility BNP Paribas SA) (a)(d)	23,570,000	23,570,000
New York State Envir. Facilities Corp. State Wtr. Poll. Cont. Revolving Fund Rev. Participating VRDN Series EGL 94 3202, 3.98% (Liquidity Facility Citibank NA) (a)(d)	10,000,000	10,000,000
New York State Mtg. Agcy. Rev.:
Participating VRDN:
Series Merlots 00 A33, 3.99% (Liquidity Facility Wachovia Bank NA) (a)(d)	2,365,000	2,365,000
Series Putters 1333, 4.02% (Liquidity Facility JPMorgan Chase & Co.) (a)(b)(d)	9,925,000	9,925,000
Series ROC II R181, 4.01% (Liquidity Facility Citibank NA) (a)(b)(d)	11,850,000	11,850,000
Series ROC II R404, 4.01% (Liquidity Facility Citibank NA) (a)(b)(d)	2,965,000	2,965,000
(Homeowner Mtg. Proj.) Series 122, 3.92% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)(b)	9,900,000	9,900,000
New York State Thruway Auth. Gen. Rev. Participating VRDN:
Series EGL 06 49 Class A, 3.97% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(d)	4,750,000	4,750,000
Series EGL 06 63 Class A, 3.98% (Liquidity Facility Citibank NA) (a)(d)	6,960,000	6,960,000
Series Putters 1455, 3.96% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,995,000	3,995,000
New York State Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Participating VRDN Series Putters 1433, 3.96% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	6,920,000	6,920,000
New York State Urban Dev. Corp. Rev. Participating VRDN Series Putters 633, 3.96% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	4,750,000	4,750,000
New York Thruway Auth. Hwy. & Bridge Trust Fund Participating VRDN Series MS 00 368, 3.96% (Liquidity Facility Morgan Stanley) (a)(d)	1,000,000	1,000,000
New York Thruway Auth. Personal Income Tax Rev. Participating VRDN Series ROC II R6030, 3.97% (Liquidity Facility Citigroup, Inc.) (a)(d)	1,980,000	1,980,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
Niagara Frontier Trans. Auth. Arpt. Rev. Participating VRDN Series Putters 121, 3.99% (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)	$ 3,495,000	$ 3,495,000
Onondaga County Indl. Dev. Agcy. Indl. Dev. Rev. (ICM Controls Corp. Proj.) 4.07%, LOC Manufacturers & Traders Trust Co., VRDN (a)(b)	5,860,000	5,860,000
Onondaga County Indl. Dev. Auth. Civic Facility Rev. (Syracuse Research Corp. Facility Proj.) Series 1997 A, 3.97%, LOC Manufacturers & Traders Trust Co., VRDN (a)	5,060,000	5,060,000
Oyster Bay Gen. Oblig. BAN Series A, 4% 3/14/08	19,900,000	19,975,104
Rensselaer Tobacco Asset Securitization Corp. Participating VRDN Series PA 1346, 3.97% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	9,130,000	9,130,000
Riverhead Indl. Dev. Auth. Indl. Dev. Rev. (Adchem Corp. Facility Proj.) Series 1998, 3.97%, LOC European American Bank Uniondale, VRDN (a)(b)	2,870,000	2,870,000
Rochester Gen. Oblig. BAN Series I, 4% 2/28/08	35,000,000	35,103,137
Rockland County Gen. Oblig.:
BAN 4% 12/20/07	42,800,000	42,913,680
TAN:
4% 12/20/07	55,700,000	55,861,949
4% 12/20/07	21,000,000	21,058,488
Rockland Tobacco Asset Securitization Corp. Participating VRDN Series PA 1345, 3.97% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	2,725,000	2,725,000
Sales Tax Asset Receivables Corp. Participating VRDN:
Series EGL 04 48 Class A, 3.98% (Liquidity Facility Citibank NA) (a)(d)	9,400,000	9,400,000
Series PT 3521, 3.96% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	8,000,000	8,000,000
Series Putters 564, 3.96% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	7,115,000	7,115,000
Series Putters 599, 3.96% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,745,000	3,745,000
Suffolk County Gen. Oblig. Participating VRDN Series PT 2201, 3.96% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	6,285,000	6,285,000
Suffolk County Indl. Dev. Agcy. Civic Facility Rev. (Maryhaven Ctr. of Hope Proj.) Series 1997 A, 4.01%, LOC KeyBank NA, VRDN (a)	620,000	620,000
Syracuse Indl. Dev. Agcy. Civic Facility Rev. (Crouse-Irving Hosp. Health Proj.) Series A, 4.01%, LOC Manufacturers & Traders Trust Co., VRDN (a)	5,500,000	5,500,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
Tobacco Settlement Fing. Corp. Participating VRDN:
Series PT 2182, 3.96% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	$ 5,150,000	$ 5,150,000
Series PT 835, 3.97% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(d)	25,650,000	25,650,000
Series PT 875, 3.96% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(d)	4,450,000	4,450,000
Series PT 893, 3.97% (Liquidity Facility DEPFA BANK PLC) (a)(d)	43,090,000	43,090,000
Series Putters 533, 3.96% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	5,255,000	5,255,000
Series Putters 600, 3.96% (Liquidity Facility JPMorgan Chase & Co.) (a)(d)	5,245,000	5,245,000
Series Putters 680, 3.96% (Liquidity Facility JPMorgan Chase & Co.) (a)(d)	10,555,000	10,555,000
Series ROC II R4508, 3.98% (Liquidity Facility Citigroup, Inc.) (a)(d)	5,650,000	5,650,000
Series ROC II R6500, 3.98% (Liquidity Facility Citigroup, Inc.) (a)(d)	2,615,000	2,615,000
Tompkins County Indl. Dev. Agcy. Rev. (Civic Facilities Proj.) Series A, 4.02%, LOC Manufacturers & Traders Trust Co., VRDN (a)	12,875,000	12,875,000
Triborough Bridge & Tunnel Auth. Revs. Participating VRDN:
Series EGL 02 6011 Class A, 3.98% (Liquidity Facility Citibank NA) (a)(d)	3,500,000	3,500,000
Series MS 06 1426, 3.96% (Liquidity Facility Morgan Stanley) (a)(d)	10,226,500	10,226,500
Series PA 1070, 3.97% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	15,995,000	15,995,000
Series PA 1074, 3.97% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	17,400,000	17,400,000
Series PA 948, 3.97% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	17,590,000	17,590,000
Series PA 956, 3.97% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	8,995,000	8,995,000
Series PT 1092, 3.96% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	5,045,000	5,045,000
Series ROC II R1008, 3.97% (Liquidity Facility Citigroup, Inc.) (a)(d)	7,450,000	7,450,000
Series SGB 43, 3.95% (Liquidity Facility Societe Generale) (a)(d)	3,650,000	3,650,000
Ulster County Indl. Dev. Agcy. I (Selux Corp. Proj.) Series A, 4.07%, LOC Manufacturers & Traders Trust Co., VRDN (a)(b)	880,000	880,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
Upstate Telecommunications Corp. Rev. 3.97%, LOC Manufacturers & Traders Trust Co., VRDN (a)	$ 15,515,000	$ 15,515,000
West Babylon Union Free School District TAN 4% 6/28/07	11,000,000	11,009,040
Westchester Tobacco Asset Securitization Corp. Participating VRDN Series PA 1322, 3.97% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	13,680,000	13,680,000
		3,821,992,112
New York & New Jersey - 7.7%
Port Auth. of New York & New Jersey:
Bonds Series 7, 5% 7/15/07 (b)	3,125,000	3,133,255
Participating VRDN:
Series EGL 03 59 Class A, 3.97% (Liquidity Facility Citibank NA) (a)(d)	7,870,000	7,870,000
Series EGL 06 0134, 3.97% (Liquidity Facility Citibank NA) (a)(d)	34,150,000	34,150,000
Series EGL 06 107 Class A, 4% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(b)(d)	77,600,000	77,600,000
Series EGL 06 45 Class A, 4.01% (Liquidity Facility Citibank NA) (a)(b)(d)	13,860,000	13,860,000
Series MT 338, 3.97% (Liquidity Facility Lloyds TSB Bank PLC) (a)(b)(d)	41,960,000	41,960,000
Series MT 56, 3.97% (Liquidity Facility BNP Paribas SA) (a)(b)(d)	10,000,000	10,000,000
Series PA 1251, 3.97% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	9,800,000	9,800,000
Series PA 1332, 3.97% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(d)	5,895,000	5,895,000
Series PA 1365, 3.96% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	9,570,000	9,570,000
Series PA 1377 R, 3.98% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(d)	4,405,000	4,405,000
Series PT 1269, 3.97% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(d)	4,900,000	4,900,000
Series PT 3177, 3.97% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(d)	11,090,000	11,090,000
Series PT 3813, 3.97% (Liquidity Facility Dexia Cr. Local de France) (a)(b)(d)	13,965,000	13,965,000
Series PT MT 246, 3.97% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(d)	7,995,000	7,995,000
Series Putters 1546, 3.96% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	9,400,000	9,400,000
Municipal Securities - continued
	Principal Amount	Value
New York & New Jersey - continued
Port Auth. of New York & New Jersey: - continued
Participating VRDN:
Series ROC II 238, 4% (Liquidity Facility Citibank NA) (a)(b)(d)	$ 6,705,000	$ 6,705,000
Series ROC II R42, 4% (Liquidity Facility Citibank NA) (a)(b)(d)	6,155,000	6,155,000
Series Stars 121, 3.97% (Liquidity Facility BNP Paribas SA) (a)(b)(d)	6,820,000	6,820,000
Series 1991 2, 4%, VRDN (a)(b)(e)	6,400,000	6,400,000
Series 2001 2, 4.03%, VRDN (a)(b)	11,500,000	11,500,000
Series 2004 2, 3.95%, VRDN (a)	8,300,000	8,300,000
Series 2004 3, 3.95%, VRDN (a)	5,365,000	5,365,000
Series 2004 4, 4.03%, VRDN (a)(b)	3,540,000	3,540,000
Series 3, 3.95%, VRDN (a)	22,120,000	22,120,000
Port Auth. of New York & New Jersey Spl. Oblig. Rev. Participating VRDN:
Series Merlots 00 B5, 4.04% (Liquidity Facility Wachovia Bank NA) (a)(b)(d)	2,245,000	2,245,000
Series PA 1258, 3.97% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(d)	4,000,000	4,000,000
		348,743,255
Puerto Rico - 0.3%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Participating VRDN Series GS 07 36, 3.97% (Liquidity Facility Goldman Sachs Group, Inc.) (a)(d)	13,000,000	13,000,000
TOTAL INVESTMENT PORTFOLIO - 92.7% (Cost $4,183,735,367)		4,183,735,367
NET OTHER ASSETS - 7.3%		331,458,337
NET ASSETS - 100%		$ 4,515,193,704
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
TAN - TAX ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Security collateralized by an amount sufficient to pay interest and principal.
(d) Provides evidence of ownership in one or more underlying municipal bonds.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $22,765,000 or 0.5% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost
New York City Gen. Oblig. Bonds Series PT 2544, 3.55%, tender 10/11/07 (Liquidity Facility Dexia Cr. Local de France)	3/3/05	$ 16,365,000
Port Auth. of New York & New Jersey Series 1991 2, 4%, VRDN	12/3/03	$ 6,400,000
Income Tax Information
At April 30, 2007, the aggregate cost of investment securities for income tax purposes was $4,183,735,367.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Investments in open-end mutual funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® New York AMT Tax-Free
Money Market Fund

April 30, 2007

1.800352.103

SNM-QTLY-0607

Investments April 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 98.6%
	Principal Amount	Value
New York - 96.1%
Albany City School District BAN 4.5% 6/29/07	$ 40,000,000	$ 40,051,090
Albany Indl. Dev. Agcy. Civic Facility Rev. (Univ. at Albany Foundation Student Hsg. Corp.-Empire Commons Proj.) Series 2001 B, 3.99% (AMBAC Insured), VRDN (a)	13,390,000	13,390,000
Camden Central School District BAN 4% 3/21/08	6,479,636	6,496,829
Dutchess County Indl. Dev. Agcy. Civic Facility Rev. (Lutheran Ctr. at Poughkeepsie, Inc. Proj.) 3.99%, LOC KeyBank NA, VRDN (a)	3,725,000	3,725,000
Erie County Tobacco Asset Securitization Corp. Participating VRDN Series PA 1339, 3.97% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	13,520,000	13,520,000
Hicksville Union Free School District TAN 4.5% 6/28/07	1,000,000	1,001,169
Hudson Yards Infrastructure Corp. Participating VRDN Series EGL 07 0030, 3.97% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(c)	110,000,000	110,000,001
Lancaster Indl. Dev. Agcy. Civic Facilities Rev. (Greenfield Manor Proj.) 3.83%, LOC Manufacturers & Traders Trust Co., VRDN (a)	6,540,000	6,540,000
Liberty Dev. Corp. Rev. Participating VRDN:
Series Austin 05 Q, 3.96% (Liquidity Facility Bank of America NA) (a)(c)	17,100,000	17,100,000
Series BS 1529, 3.95% (Liquidity Facility Branch Banking & Trust Co.) (a)(c)	6,000,000	6,000,000
Series MS 06 1416, 3.96% (Liquidity Facility Morgan Stanley) (a)(c)	10,100,000	10,100,000
Series MS 1207, 3.96% (Liquidity Facility Morgan Stanley) (a)(c)	8,000,000	8,000,000
Series MS 1251, 3.96% (Liquidity Facility Morgan Stanley) (a)(c)	1,940,000	1,940,000
Series PT 3654, 3.96% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	16,140,000	16,140,000
Lloyd BAN 4% 10/5/07	9,086,000	9,103,353
Long Island Pwr. Auth. Participating VRDN:
Series MT 360, 3.96% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	6,995,000	6,995,000
Series Solar 06 119, 3.92% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(c)	27,680,000	27,680,000
Longwood Central School District TAN 4.5% 6/28/07	3,500,000	3,503,754
Metropolitan Trans. Auth. Dedicated Tax Fund:
Participating VRDN:
Series EGL 01 3205 Class A, 3.98% (Liquidity Facility Citibank NA) (a)(c)	8,300,000	8,300,000
Series EGL 02 6003 Class A, 3.98% (Liquidity Facility Citibank NA) (a)(c)	7,700,000	7,700,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
Metropolitan Trans. Auth. Dedicated Tax Fund: - continued
Participating VRDN:
Series EGL 06 0133, 3.98% (Liquidity Facility Citibank NA) (a)(c)	$ 10,000,000	$ 10,000,000
Series EGL 06 0147, 3.98% (Liquidity Facility Citibank NA) (a)(c)	24,500,000	24,500,000
Series EGL 07 0008, Class A, 3.97% (Liquidity Facility Citibank NA) (a)(c)	11,385,000	11,385,000
Series EGL 98 3203, 3.98% (Liquidity Facility Citibank NA) (a)(c)	4,900,000	4,900,000
Series PA 1098, 3.96% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	1,400,000	1,400,000
Series PA 1273, 3.96% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	3,750,000	3,750,000
Series A1, 3.92% (XL Cap. Assurance, Inc. Insured), VRDN (a)	17,530,000	17,530,000
Metropolitan Trans. Auth. Rev. Participating VRDN Series MSTC 7001, 3.78% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(c)	2,500,000	2,500,000
Metropolitan Trans. Auth. Svc. Contract Rev. Participating VRDN Series PT 1968, 3.96% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	8,515,000	8,515,000
Metropolitan Trans. Auth. Transit Facilities Rev. Participating VRDN Series Merlots 00 F, 3.99% (Liquidity Facility Wachovia Bank NA) (a)(c)	11,000,000	11,000,000
Mount Sinai Union Free School District TAN 4.5% 6/22/07	5,900,000	5,906,808
New York City Participating VRDN Series MT 393, 3.98% (Liquidity Facility BNP Paribas SA) (a)(c)	9,450,000	9,450,000
New York City Gen. Oblig.:
Participating VRDN:
Series DB 167, 3.94% (Liquidity Facility Deutsche Bank AG) (a)(c)	12,200,000	12,200,000
Series DB 178, 3.94% (Liquidity Facility Deutsche Bank AG) (a)(c)	33,890,000	33,890,000
Series FP14, 4% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(c)	9,715,000	9,715,000
Series LB 05 FP09, 4% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(c)	7,700,000	7,700,000
Series MS 00 394, 3.96% (Liquidity Facility Morgan Stanley) (a)(c)	1,250,000	1,250,000
Series MS 01 525, 3.96% (Liquidity Facility Morgan Stanley) (a)(c)	5,910,000	5,910,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York City Gen. Oblig.: - continued
Participating VRDN:
Series MS 06 1454, 3.99% (Liquidity Facility Morgan Stanley) (a)(c)	$ 7,041,000	$ 7,041,000
Series MS 06 1585, 3.99% (Liquidity Facility Morgan Stanley) (a)(c)	4,250,000	4,250,000
Series MT 377, 4% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	9,900,000	9,900,000
Series PA 1336, 3.97% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	6,700,000	6,700,000
Series PA 1363, 3.97% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	7,500,000	7,500,000
Series PT 2480, 3.97% (Liquidity Facility Dexia Cr. Local de France) (a)(c)	4,860,000	4,860,000
Series PT 2615, 3.97% (Liquidity Facility Dexia Cr. Local de France) (a)(c)	6,665,000	6,665,000
Series PT 3821, 3.97% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	6,440,000	6,440,000
Series PT 3844, 3.97% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	11,650,000	11,650,000
Series PT 3845, 3.97% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	24,600,000	24,600,000
Series PT 962, 3.94% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(c)	2,000,000	2,000,000
Series PT 991, 3.95% (Liquidity Facility BNP Paribas SA) (a)(c)	10,000,000	10,000,000
Series Putters 1088, 3.96% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	13,770,000	13,770,000
Series Putters 1221, 3.96% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	17,790,000	17,790,000
Series SGB 35, 3.92% (Liquidity Facility Societe Generale) (a)(c)	13,000,000	13,000,000
Series 1993 E5, 4.08%, LOC JPMorgan Chase Bank, VRDN (a)	1,600,000	1,600,000
Series 1994 A4, 4%, LOC WestLB AG, VRDN (a)	8,400,000	8,400,000
Series 1994 E2, 4.01%, LOC JPMorgan Chase Bank, VRDN (a)	3,500,000	3,500,000
Series 1994 E4, 4.08%, LOC State Street Bank & Trust Co., Boston, VRDN (a)	3,000,000	3,000,000
Series 1994 E5, 4.08%, LOC JPMorgan Chase Bank, VRDN (a)	800,000	800,000
Series 2002 A6, 4% (FSA Insured), VRDN (a)	855,000	855,000
Series E2, 4%, LOC Bank of America NA, VRDN (a)	10,000,000	10,000,000
Series I-3, 4.08%, LOC Bank of America NA, VRDN (a)	2,000,000	2,000,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York City Gen. Oblig.: - continued
Series I5, 4.08%, LOC California Pub. Employees' Retirement Sys., VRDN (a)	$ 16,195,000	$ 16,195,000
Series I6, 4.08%, LOC California Teachers Retirement Sys., VRDN (a)	8,355,000	8,355,000
Subseries 1996 J2, 3.88%, LOC WestLB AG, VRDN (a)	29,300,000	29,300,000
Subseries 2004 H7, 4%, LOC KBC Bank NV, VRDN (a)	4,500,000	4,500,000
Subseries H1, 4%, LOC Dexia Cr. Local de France, VRDN (a)	19,565,000	19,565,000
Subseries J3, 3.88%, LOC JPMorgan Chase Bank, VRDN (a)	35,000,000	35,000,000
New York City Indl. Dev. Agcy. Civic Facility Rev.:
(Sephardic Cmnty. Youth Ctr. Proj.) 3.97%, LOC Manufacturers & Traders Trust Co., VRDN (a)	10,000,000	10,000,000
(The Birch Wathen Lenox School Proj.) 3.94%, LOC Allied Irish Banks PLC, VRDN (a)	2,625,000	2,625,000
New York City Indl. Dev. Agcy. Rev. (One Bryant Park LLC Proj.) Series A, 3.97%, LOC Bank of America NA, LOC Citibank NA, VRDN (a)	10,000,000	10,000,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Participating VRDN:
Series AAB 04 46, 3.97% (Liquidity Facility ABN-AMRO Bank NV) (a)(c)	17,000,000	17,000,000
Series AAB 06 3, 3.97% (Liquidity Facility ABN-AMRO Bank NV) (a)(c)	8,335,000	8,335,000
Series EGL 06 69 Class A, 3.97% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(c)	10,100,000	10,100,000
Series EGL 06 74 Class A, 3.97% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(c)	13,000,000	13,000,000
Series Floaters 06 1329, 3.96% (Liquidity Facility Morgan Stanley) (a)(c)	1,500,000	1,500,000
Series LB 06 P45U, 3.98% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(c)	14,800,000	14,800,000
Series Merlots 00 DDD, 3.99% (Liquidity Facility Wachovia Bank NA) (a)(c)	16,800,000	16,800,000
Series MS 06 1501, 3.96% (Liquidity Facility Morgan Stanley) (a)(c)	17,000,000	17,000,000
Series MS 06 1607, 3.96% (Liquidity Facility DEPFA BANK PLC) (a)(c)	36,680,000	36,680,000
Series MS 1105, 3.96% (Liquidity Facility Morgan Stanley) (a)(c)	3,660,000	3,660,000
Series PA 1022, 3.97% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	9,000,000	9,000,000
Series PA 1327, 3.96% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	5,280,000	5,280,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.: - continued
Participating VRDN:
Series PA 454, 3.96% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	$ 10,000,000	$ 10,000,000
Series PA 921, 3.97% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	25,970,000	25,970,000
Series ROC II R 602, 3.97% (Liquidity Facility Citibank NA) (a)(c)	4,500,000	4,500,000
Series ROC II R3, 3.97% (Liquidity Facility Citibank NA) (a)(c)	7,000,000	7,000,000
Series ROC II R406, 3.97% (Liquidity Facility Citibank NA) (a)(c)	21,000,000	21,000,000
Series SGB 25, 3.95% (Liquidity Facility Societe Generale) (a)(c)	13,200,000	13,200,000
Series Stars 07 25, 3.96% (Liquidity Facility BNP Paribas SA) (a)(c)	19,990,000	19,990,000
Series 1995 A, 4% (FGIC Insured), VRDN (a)	10,565,000	10,565,000
Series 2005 A, 3.68% 9/6/07 (Liquidity Facility Bayerische Landesbank Girozentrale) (Liquidity Facility WestLB AG), CP	23,700,000	23,700,000
Series 2005 AA2, 4% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	7,880,000	7,880,000
Series 2006 AA1, 4.07% (Liquidity Facility California Teachers Retirement Sys.) (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)	8,600,000	8,600,000
New York City Transitional Fin. Auth. Rev. Participating VRDN:
Series EGL 06 0149, 3.98% (Liquidity Facility Citibank NA) (a)(c)	7,500,000	7,500,000
Series EGL 07 0029, 3.96% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(c)	15,000,000	15,000,000
Series MSTC 02 202, 3.92% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(c)	1,000,000	1,000,000
New York City Trust Cultural Resources Rev. Participating VRDN Series SGA 91, 4.03% (Liquidity Facility Societe Generale) (a)(c)	7,550,000	7,550,000
New York Counties Tobacco Trust II Participating VRDN Series PA 1347, 3.97% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	6,815,000	6,815,000
New York Dorm. Auth. Revs.:
Bonds Series PT 2592, 3.72%, tender 7/19/07 (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)(d)	7,430,000	7,430,000
Participating VRDN:
Series BA 01 D, 3.96% (Liquidity Facility Bank of America NA) (a)(c)	1,000,000	1,000,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York Dorm. Auth. Revs.: - continued
Participating VRDN:
Series Clipper 07 15, 3.96% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)	$ 8,800,000	$ 8,800,000
Series EGL 06 0138, 3.98% (Liquidity Facility Citibank NA) (a)(c)	5,000,000	5,000,000
Series EGL 06 47 Class A, 3.97% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(c)	12,700,000	12,700,000
Series EGL 07 0002, 3.98% (Liquidity Facility Citibank NA) (a)(c)	12,000,000	12,000,000
Series Floaters 00 310, 3.96% (Liquidity Facility Morgan Stanley) (a)(c)	2,895,000	2,895,000
Series Floaters 06 1418, 3.96% (Liquidity Facility Morgan Stanley) (a)(c)	7,610,000	7,610,000
Series Merlots 00 A30, 3.99% (Liquidity Facility Wachovia Bank NA) (a)(c)	1,760,000	1,760,000
Series Merlots 00 G, 3.99% (Liquidity Facility Wachovia Bank NA) (a)(c)	16,700,000	16,700,000
Series Merlots 00 X, 3.99% (Liquidity Facility Bank of New York, New York) (a)(c)	4,000,000	4,000,000
Series Merlots 01 A65, 3.99% (Liquidity Facility Wachovia Bank NA) (a)(c)	645,000	645,000
Series Merlots 02 A56, 3.99% (Liquidity Facility Bank of New York, New York) (a)(c)	21,695,000	21,695,000
Series Merlots 03 B9, 3.99% (Liquidity Facility Wachovia Bank NA) (a)(c)	7,405,000	7,405,000
Series Merlots 07 H1, 3.99% (Liquidity Facility Wachovia Bank NA) (a)(c)	33,395,000	33,395,000
Series MS 06 1520, 3.96% (Liquidity Facility Morgan Stanley) (a)(c)	3,040,000	3,040,000
Series MS 06 1601, 3.96% (Liquidity Facility Morgan Stanley) (a)(c)	4,300,000	4,300,000
Series MS 06 1602, 3.96% (Liquidity Facility Morgan Stanley) (a)(c)	3,000,000	3,000,000
Series MS 12216, 3.96% (Liquidity Facility Morgan Stanley) (a)(c)	12,000,000	12,000,000
Series MSDW 00 305, 3.96% (Liquidity Facility Morgan Stanley) (a)(c)	14,000,000	14,000,000
Series PT 130, 3.96% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (a)(c)	10,690,000	10,690,000
Series ROC II R4558, 3.97% (Liquidity Facility Citigroup, Inc.) (a)(c)	2,740,000	2,740,000
Series ROC II R6052, 3.97% (Liquidity Facility Citigroup, Inc.) (a)(c)	4,600,000	4,600,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York Dorm. Auth. Revs.: - continued
(Interfaith Med. Ctr. Proj.) Bonds Series D, 5.4% 2/15/28 (Pre-Refunded to 2/15/08 @ 101.5) (b)	$ 12,950,000	$ 13,321,036
New York Hsg. Fin. Agcy. Rev. (100 Meriden Lane Hsg. Proj.) Series A, 3.95%, LOC Bank of New York, New York, VRDN (a)	34,900,000	34,900,000
New York Local Govt. Assistance Corp. Participating VRDN:
Series PT 410, 3.96% (Liquidity Facility Lloyds TSB Bank PLC) (a)(c)	5,800,000	5,800,000
Series SG 99, 3.94% (Liquidity Facility Societe Generale) (a)(c)	16,200,000	16,200,000
New York Metropolitan Trans. Auth. Participating VRDN Series Solar 06 28, 3.92% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(c)	2,500,000	2,500,000
New York Metropolitan Transit Auth. Rev.:
Participating VRDN:
Series EGL 03 37 Class A, 3.98% (Liquidity Facility Citibank NA) (a)(c)	4,535,000	4,535,000
Series EGL 03 51 Class A, 3.98% (Liquidity Facility Citibank NA) (a)(c)	5,145,000	5,145,000
Series EGL 06 0015, Class A, 3.98% (Liquidity Facility Citibank NA) (a)(c)	3,000,000	3,000,000
Series EGL 06 0064, 3.98% (Liquidity Facility Citibank NA) (a)(c)	23,360,000	23,360,000
Series EGL 06 0114, 3.97% (Liquidity Facility Bayerische Landesbank (UNGTD)) (a)(c)	8,200,000	8,200,000
Series EGL 7053019 Class A, 3.97% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(c)	6,100,000	6,100,000
Series FRRI 02 F, 3.97% (Liquidity Facility Bank of New York, New York) (a)(c)	1,600,000	1,600,000
Series Merlots 2006 B26, 3.99% (Liquidity Facility Wachovia Bank NA) (a)(c)	9,985,000	9,985,000
Series MS 724X, 3.96% (Liquidity Facility Morgan Stanley) (a)(c)	3,000,000	3,000,000
Series PA 1036, 3.96% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	2,995,000	2,995,000
Series PA 1040, 3.96% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	7,400,000	7,400,000
Series PA 1083, 3.96% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	13,545,000	13,545,000
Series PT 1466, 3.96% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	4,960,000	4,960,000
Series PT 1946, 3.96% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	11,575,000	11,575,000
Series PT 1969, 3.96% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	5,215,000	5,215,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York Metropolitan Transit Auth. Rev.: - continued
Participating VRDN:
Series PT 1972, 3.96% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	$ 3,875,000	$ 3,875,000
Series PT 988, 3.94% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(c)	5,720,000	5,720,000
Series Putters 989, 3.96% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	6,295,000	6,295,000
Series G, 4.03%, LOC BNP Paribas SA, VRDN (a)	11,935,000	11,935,000
Subseries 2005 G2, 4.1%, LOC BNP Paribas SA, VRDN (a)	1,500,000	1,500,000
New York State Dorm. Auth. Rev. Participating VRDN:
Series MT 409, 3.97% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	15,000,000	15,000,000
Series Solar 06 148, 3.92% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(c)	10,510,000	10,510,000
New York State Dorm. Auth. Revs. Participating VRDN:
Series MS 06 1598, 3.96% (Liquidity Facility DEPFA BANK PLC) (a)(c)	19,270,000	19,270,000
Series ROC II R 7046, 3.97% (Liquidity Facility Citigroup, Inc.) (a)(c)	1,500,000	1,500,000
Series Solar 05 05, 3.94% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(c)	6,265,000	6,265,000
New York State Envir. Facilities Corp. Participating VRDN Series Putters 652, 3.96% (Liquidity Facility JPMorgan Chase & Co.) (a)(c)	6,290,000	6,290,000
New York State Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Rev. Participating VRDN:
Series Floaters 01 658, 3.96% (Liquidity Facility Morgan Stanley) (a)(c)	4,925,000	4,925,000
Series Merlots B20, 3.99% (Liquidity Facility Wachovia Bank NA) (a)(c)	2,000,000	2,000,000
Series MS 731, 3.96% (Liquidity Facility Morgan Stanley) (a)(c)	38,579,500	38,579,500
Series PT 2108, 3.96% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	7,000,000	7,000,000
Series ROC II R 7031, 3.97% (Liquidity Facility Citigroup, Inc.) (a)(c)	10,380,000	10,380,000
Series ROC II R 859, 3.97% (Liquidity Facility Citibank NA) (a)(c)	7,250,000	7,250,000
Series ROC II R4001, 3.97% (Liquidity Facility Citigroup, Inc.) (a)(c)	6,425,000	6,425,000
Series Stars 07 23, 3.96% (Liquidity Facility BNP Paribas SA) (a)(c)	5,025,000	5,025,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York State Hsg. Fin. Agcy. Personal Income Tax Rev. Participating VRDN Series MS 859, 3.96% (Liquidity Facility Morgan Stanley) (a)(c)	$ 5,525,000	$ 5,525,000
New York State Hsg. Fin. Svc. Contract Rev. Series 2003 I, 3.88%, LOC Landesbank Hessen-Thuringen, VRDN (a)	23,500,000	23,500,000
New York State Pwr. Auth. & Gen. Purp. Rev. Series 2, 3.65% 9/6/07, CP	8,000,000	8,000,000
New York State Thruway Auth. Gen. Rev. Participating VRDN:
Series EGL 06 49 Class A, 3.97% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(c)	20,000,000	20,000,000
Series EGL 06 61 Class A, 3.98% (Liquidity Facility Citibank NA) (a)(c)	14,100,000	14,100,000
Series ROC II R4076, 3.97% (Liquidity Facility Citigroup, Inc.) (a)(c)	2,025,000	2,025,000
Series SG 121, 3.94% (Liquidity Facility Societe Generale) (a)(c)	6,565,000	6,565,000
New York State Thruway Auth. Hwy. & Bridge Trust Fund Participating VRDN:
Series MS 00 368, 3.96% (Liquidity Facility Morgan Stanley) (a)(c)	3,500,000	3,500,000
Series MSTC 9045, 3.94% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(c)	9,990,000	9,990,000
Series PA 1328, 3.96% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	1,200,000	1,200,000
Series Putters 1049, 3.96% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	15,970,000	15,970,000
Series Putters 330, 3.96% (Liquidity Facility JPMorgan Chase & Co.) (a)(c)	16,015,000	16,015,000
Series ROC II R458, 3.97% (Liquidity Facility Citibank NA) (a)(c)	3,000,000	3,000,000
New York State Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Participating VRDN Series PT 3538, 3.96% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	4,975,000	4,975,000
New York State Thruway Auth. Svc. Contract Rev. Participating VRDN Series EGL 00 3205, 3.98% (Liquidity Facility Citibank NA) (a)(c)	6,325,000	6,324,594
New York State Urban Dev. Corp. Rev. Participating VRDN:
Series Merlots 00 N, 3.99% (Liquidity Facility Wachovia Bank NA) (a)(c)	13,000,000	13,000,000
Series PT 2460, 3.96% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	2,980,000	2,980,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York Thruway Auth. Personal Income Tax Rev. Participating VRDN:
Series MT 292, 3.96% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	$ 5,000,000	$ 5,000,000
Series ROC 6093, 3.97% (Liquidity Facility Citigroup, Inc.) (a)(c)	5,060,000	5,060,000
Series ROC II R6030, 3.97% (Liquidity Facility Citigroup, Inc.) (a)(c)	3,240,000	3,240,000
New York Transitional Fin. Auth. Rev.:
Participating VRDN:
Series EGL 07 0024, 3.96% (Liquidity Facility Bayerische Landesbank (UNGTD)) (a)(c)	6,485,000	6,485,000
Series FRRI 01 N11, 3.98% (Liquidity Facility Bank of New York, New York) (a)(c)	5,075,000	5,075,000
Series FRRI 02 L21, 3.98% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(c)	22,175,000	22,175,000
Series Merlots 99 G, 3.99% (Liquidity Facility Wachovia Bank NA) (a)(c)	33,995,000	33,995,000
Series Merlots A40, 3.99% (Liquidity Facility Bank of New York, New York) (a)(c)	4,940,000	4,940,000
Series MS 00 283, 3.96% (Liquidity Facility Morgan Stanley) (a)(c)	11,245,000	11,245,000
Series MS 00 433, 3.96% (Liquidity Facility Morgan Stanley) (a)(c)	1,817,500	1,817,500
Series MS 01 698, 3.96% (Liquidity Facility Morgan Stanley) (a)(c)	9,978,000	9,978,000
Series MS 06 1401, 3.96% (Liquidity Facility Morgan Stanley) (a)(c)	20,805,500	20,805,500
Series MSDW 00 319, 3.96% (Liquidity Facility Morgan Stanley) (a)(c)	5,465,000	5,465,000
Series PT 1814, 3.96% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	5,245,000	5,245,000
Series PT 1839, 3.96% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	5,380,000	5,380,000
Series Putters 1155, 3.96% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	7,800,000	7,800,000
Series Putters 1720, 3.96% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	6,000,000	6,000,000
Series Putters 628, 3.96% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	7,275,000	7,275,000
Series Putters 830, 3.96% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	21,060,000	21,060,000
Series ROC II R1039, 3.97% (Liquidity Facility Citigroup, Inc.) (a)(c)	2,370,000	2,370,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York Transitional Fin. Auth. Rev.: - continued
Participating VRDN:
Series ROC II R2052, 3.97% (Liquidity Facility Citigroup, Inc.) (a)(c)	$ 1,985,000	$ 1,985,000
Series ROC II R2054, 3.98% (Liquidity Facility Citigroup, Inc.) (a)(c)	3,750,000	3,750,000
Series 2003 1A, 3.93% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	6,400,000	6,400,000
Oyster Bay Gen. Oblig. BAN Series A, 4% 3/14/08	10,100,000	10,138,118
Rochester Gen. Oblig. BAN Series I, 4% 2/28/08	17,900,000	17,952,747
Rockland County Gen. Oblig.:
BAN 4% 12/20/07	20,900,000	20,955,512
TAN:
4% 12/20/07	28,100,000	28,181,701
4% 12/20/07	10,200,000	10,228,408
Rockland Tobacco Asset Securitization Corp. Participating VRDN Series PA 1345, 3.97% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	2,720,000	2,720,000
Sales Tax Asset Receivables Corp. Participating VRDN:
Series PT 2450, 3.96% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	1,360,000	1,360,000
Series PT 3521, 3.96% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	37,940,000	37,940,000
Series Putters 1133Z, 3.96% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	19,610,000	19,610,000
Series Putters 1438Z, 3.96% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	6,445,000	6,445,000
Series Putters 629, 3.96% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,595,000	2,595,000
Series ROC II R 552, 3.97% (Liquidity Facility Citibank NA) (a)(c)	2,995,000	2,995,000
Series ROC II R 6084, 3.97% (Liquidity Facility Citigroup, Inc.) (a)(c)	5,695,000	5,695,000
Schenectady Gen. Oblig. BAN 4.5% 5/24/07, LOC Bank of America NA	2,200,000	2,201,109
Suffolk County Gen. Oblig. Bonds Series A, 4.5% 5/1/07 (CIFG North America Insured)	3,000,000	3,000,000
Suffolk County Indl. Dev. Agcy. Civic Facility Rev. (Maryhaven Ctr. of Hope Proj.) Series 1997 A, 4.01%, LOC KeyBank NA, VRDN (a)	2,400,000	2,400,000
Syracuse Ind. Dev. Agcy. Civic Fac. Rev. (Crouse-Irving Hosp. Health Proj.) Series A, 3.97%, LOC Bank of America NA, VRDN (a)	10,950,000	10,950,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
Tobacco Settlement Fing. Corp. Participating VRDN:
Series MS 06 1457, 4.02% (Liquidity Facility Morgan Stanley) (a)(c)	$ 8,775,000	$ 8,775,000
Series PT 1907, 3.96% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	5,275,000	5,275,000
Series PT 835, 3.97% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(c)	7,400,000	7,400,000
Series PT 875, 3.96% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(c)	6,000,000	6,000,000
Series PT 893, 3.97% (Liquidity Facility DEPFA BANK PLC) (a)(c)	16,895,000	16,895,000
Series ROC II R2034, 3.98% (Liquidity Facility Citigroup, Inc.) (a)(c)	2,900,000	2,900,000
Series ROC II R4508, 3.98% (Liquidity Facility Citigroup, Inc.) (a)(c)	10,215,000	10,215,000
Tompkins County Indl. Dev. Agcy. Rev. (Civic Facilities Proj.) Series A, 4.02%, LOC Manufacturers & Traders Trust Co., VRDN (a)	5,300,000	5,300,000
Triborough Bridge & Tunnel Auth. Revs.:
Participating VRDN:
Series EGL 02 6011 Class A, 3.98% (Liquidity Facility Citibank NA) (a)(c)	3,700,000	3,700,000
Series EGL 02 6024 Class A, 3.98% (Liquidity Facility Citibank NA) (a)(c)	6,000,000	6,000,000
Series EGL 03 4, Class A, 3.98% (Liquidity Facility Citibank NA) (a)(c)	4,500,000	4,500,000
Series EGL 03 55 Class A, 3.98% (Liquidity Facility Citibank NA) (a)(c)	4,985,000	4,985,000
Series MS 06 1403, 3.96% (Liquidity Facility Morgan Stanley) (a)(c)	5,155,000	5,155,000
Series MSTC 02 207, 3.92% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(c)	9,995,000	9,995,000
Series PA 1074, 3.97% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	7,000,000	7,000,000
Series PA 948, 3.97% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	7,200,000	7,200,000
Series PT 2017, 3.96% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	1,440,000	1,440,000
Series PT 3437, 3.94% (Liquidity Facility Dexia Cr. Local de France) (a)(c)	21,300,000	21,300,000
Series ROC II R1008, 3.97% (Liquidity Facility Citigroup, Inc.) (a)(c)	3,105,000	3,105,000
Series ROC II R1032, 3.97% (Liquidity Facility Citigroup, Inc.) (a)(c)	5,310,000	5,310,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
Triborough Bridge & Tunnel Auth. Revs.: - continued
Participating VRDN:
Series ROC II R2013, 3.97% (Liquidity Facility Citigroup, Inc.) (a)(c)	$ 3,800,000	$ 3,800,000
Series SGB 43, 3.95% (Liquidity Facility Societe Generale) (a)(c)	15,500,000	15,500,000
Series 2002 F, 3.88% (Liquidity Facility ABN-AMRO Bank NV), VRDN (a)	38,065,000	38,065,000
Series 2005 A, 3.95% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	34,300,000	34,300,000
Subseries B3, 3.96% (Liquidity Facility Bank of America NA), VRDN (a)	5,400,000	5,400,000
Upstate Telecommunications Corp. Rev. 3.97%, LOC Manufacturers & Traders Trust Co., VRDN (a)	5,600,000	5,600,000
Yates County Indl. Dev. Agcy. Civic Facilities Rev. (Keuka College Proj.) Series 2003 A, 3.96%, LOC KeyBank NA, VRDN (a)	3,150,000	3,150,000
		2,497,407,729
New York & New Jersey - 1.0%
Port Auth. of New York & New Jersey Participating VRDN:
Series EGL 06 0134, 3.97% (Liquidity Facility Citibank NA) (a)(c)	17,600,000	17,600,000
Series MS 766, 3.94% (Liquidity Facility Morgan Stanley) (a)(c)	4,245,000	4,245,000
Series PA 1251, 3.97% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	3,700,000	3,700,000
		25,545,000
Puerto Rico - 1.5%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Participating VRDN:
Series GS 07 36, 3.97% (Liquidity Facility Goldman Sachs Group, Inc.) (a)(c)	6,700,000	6,700,000
Series MACN 06 R, 3.93% (Liquidity Facility Bank of America NA) (a)(c)	10,400,000	10,400,000
Series ROC II R 785 CE, 3.95% (Liquidity Facility Citigroup, Inc.) (a)(c)	9,240,000	9,240,000
Municipal Securities - continued
	Principal Amount	Value
Puerto Rico - continued
Puerto Rico Commonwealth Infrastructure Fing. Auth. Participating VRDN Series MT 258, 3.91% (Liquidity Facility Bayerische Landesbank (UNGTD)) (a)(c)	$ 7,700,000	$ 7,700,000
Puerto Rico Convention Ctr. District Auth. Hotel Occupancy Tax Rev. Participating VRDN Series MS 1290, 3.91% (Liquidity Facility Morgan Stanley) (a)(c)	6,120,000	6,120,000
		40,160,000
TOTAL INVESTMENT PORTFOLIO - 98.6% (Cost $2,563,112,729)		2,563,112,729
NET OTHER ASSETS - 1.4%		35,134,857
NET ASSETS - 100%		$ 2,598,247,586
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
TAN - TAX ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Security collateralized by an amount sufficient to pay interest and principal.
(c) Provides evidence of ownership in one or more underlying municipal bonds.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $7,430,000 or 0.3% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost
New York Dorm. Auth. Revs. Bonds Series PT 2592, 3.72%, tender 7/19/07 (Liquidity Facility Merrill Lynch & Co., Inc.)	2/3/06	$ 7,430,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Tax-Free Cash Central Fund	$ 56,377
Income Tax Information
At April 30, 2007, the aggregate cost of investment securities for income tax purposes was $2,563,112,729.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Investments in open-end mutual funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity New York Municipal Trust II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity New York Municipal Trust II

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	June 22, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	June 22, 2007
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	June 22, 2007